Goodwill and Intangible Assets - Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	€ 27,097
Goodwill and intangible assets at end of period	24,241	€ 27,097
Goodwill
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	23,311
Goodwill and intangible assets at end of period	21,274	23,311
Software and Database Licenses
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	202
Goodwill and intangible assets at end of period	208	202
Acquired Technology/IPRD
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	721
Goodwill and intangible assets at end of period	448	721
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	2,863
Goodwill and intangible assets at end of period	2,311	2,863
Historical cost
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	32,232	31,348
Foreign currency exchange differences	(3,072)	779
Additions from business combinations	332	120
Other additions	103	95
Retirements/disposals	(803)	(110)
Goodwill and intangible assets at end of period	28,792	32,232
Historical cost | Goodwill
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	23,415	22,792
Foreign currency exchange differences	(2,249)	566
Additions from business combinations	208	57
Other additions	0	0
Retirements/disposals	0	0
Goodwill and intangible assets at end of period	21,374	23,415
Historical cost | Software and Database Licenses
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	791	727
Foreign currency exchange differences	(22)	7
Additions from business combinations	0	0
Other additions	93	74
Retirements/disposals	(53)	(17)
Goodwill and intangible assets at end of period	809	791
Historical cost | Acquired Technology/IPRD
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	2,907	2,796
Foreign currency exchange differences	278	71
Additions from business combinations	51	41
Other additions	0	0
Retirements/disposals	(688)	(1)
Goodwill and intangible assets at end of period	1,992	2,907
Historical cost | Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	5,119	5,033
Foreign currency exchange differences	(523)	135
Additions from business combinations	73	22
Other additions	10	21
Retirements/disposals	(62)	(92)
Goodwill and intangible assets at end of period	4,617	5,119
Accumulated amortization
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	(5,135)	(4,379)
Foreign currency exchange differences	447	(119)
Retirements/disposals	797	109
Additions amortization	(660)	(746)
Goodwill and intangible assets at end of period	(4,551)	(5,135)
Accumulated amortization | Goodwill
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	(104)	(103)
Foreign currency exchange differences	4	(1)
Retirements/disposals	0	0
Additions amortization	0	0
Goodwill and intangible assets at end of period	(100)	(104)
Accumulated amortization | Software and Database Licenses
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	(589)	(526)
Foreign currency exchange differences	16	(5)
Retirements/disposals	51	16
Additions amortization	(79)	(74)
Goodwill and intangible assets at end of period	(601)	(589)
Accumulated amortization | Acquired Technology/IPRD
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	(2,186)	(1,812)
Foreign currency exchange differences	208	(54)
Retirements/disposals	688	1
Additions amortization	(254)	(321)
Goodwill and intangible assets at end of period	(1,544)	(2,186)
Accumulated amortization | Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Goodwill and intangible assets at beginning of period	(2,256)	(1,938)
Foreign currency exchange differences	219	(59)
Retirements/disposals	58	92
Additions amortization	(327)	(351)
Goodwill and intangible assets at end of period	€ (2,306)	€ (2,256)